Business Combinations - Summary of Provisional Determination of Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016
Adexus S A [member]
Disclosure of detailed information about business combination [line items]
Non-controlling interest, ownership interest	8.97%